Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	$ 4,225	$ 4,235
Non-current assets	22,425	23,190
Total assets	26,650	27,425
Current liabilities	5,380	5,352
Non-current liabilities	10,999	13,121
Total liabilities	16,379	18,473
Total net assets	10,271	8,952
Associates [member]
Disclosure of associates [line items]
Current assets	1,424	1,240
Non-current assets	1,718	1,662
Total assets	3,142	2,902
Current liabilities	532	496
Non-current liabilities	737	766
Total liabilities	1,269	1,262
Total net assets	$ 1,873	$ 1,640